CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Equity [Abstract]
Cash dividends declared per share of common stock (in US dollars per share)	$ 0.65	$ 0.65	$ 0.65	$ 0.65	$ 0.56	$ 0.56	$ 0.56	$ 0.56	$ 0.48	$ 0.48	$ 0.48	$ 0.48	$ 2.60	$ 2.24	$ 1.92